Dividends and Other Appropriations - Summary of Detailed Information About Dividends (Details) - GBP (£)								12 Months Ended
	Feb. 08, 2018	May 04, 2017	Feb. 28, 2017	Sep. 28, 2016	May 05, 2016	Sep. 30, 2015	May 07, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Dividends [Abstract]
GBP per share	£ 43.6	£ 118.1	£ 56.5	£ 51.3	£ 104.6	£ 49.4	£ 100.6	£ 218.2	£ 155.9	£ 150.0
Ordinary shares	£ 1,004,000,000	£ 2,181,000,000	£ 1,284,000,000	£ 961,000,000	£ 1,949,000,000	£ 908,000,000	£ 1,862,000,000	£ 4,469,000,000	£ 2,910,000,000	£ 2,770,000,000